Prepayments (Details) - Schedule of Prepayments, Current - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepayments, Current [Abstract]
Prepayment for live concert productions	$ 8,835,833	$ 10,286,550
Prepayment for transportation services	12,061	20,676
Prepayments and advances	$ 8,847,894	$ 10,307,226